Ally Master Owner Trust
Monthly Servicing Report
January 15, 2019

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of December 31, 2018

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$11,318,874,996.45	276,881	$40,879.93	88.31%
Used Auto	$639,260,348.03	33,466	$19,101.79	4.99%
Medium Duty Trucks	$19,475,687.59	483	$40,322.33	0.15%
Less Dealer Reserve	$1,174,196,860.83
Total	$10,803,414,171.24	310,830		93.45%

Ally Bank Retained Receivables
New Auto	$53,786,511.98	1,336	$40,259.37	0.42%
Used Auto	$732,613,883.03	33,803	$21,673.04	5.72%
Medium Duty Trucks	$326,778.00	4	$81,694.50	0.00%
DPP	$46,369,869.37	1,466	$31,630.20	0.36%
Other	$6,819,152.50	57	$119,634.25	0.05%
Total	$839,916,194.88	36,666		6.55%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$11,643,330,366.12	347,496		100.00%
Dealer Reserve	$1,174,196,860.83
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$12,817,527,226.95	347,496		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$9,903,763,020.85	1,077	77.27%
Limited	Eligible	$2,042,952,923.99	208	15.94%
Programmed	Eligible	$30,895,087.23	9	0.24%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$634,268,351.01	N/A	4.95%
Limited	Ineligible	$184,975,675.02	N/A	1.44%
Programmed	Ineligible	$20,672,168.85	N/A	0.16%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$12,817,527,226.95	1,294	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$9,986,675,269.10	271,546	77.91%
121-180 Days		$1,452,596,938.48	38,564	11.33%
181-270 Days		$762,147,916.46	20,599	5.95%
Over 270 Days		$616,107,102.91	16,787	4.81%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$12,817,527,226.95	347,496	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,540	26,100,085	76.93%
L…………………………………....	982	7,569,401	22.31%
P……………………………………	85	258,229	0.76%
N …………………………………..	3	—	—%
Total ……………………………….	4,610	33,927,715	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,579	25,543,123	77.66%
L…………………………………....	965	7,202,911	21.90%
P……………………………………	75	145,170	0.44%
N …………………………………..	3	—	—%
Total ……………………………….	4,622	32,891,203	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,598	25,145,039	78.15%
L…………………………………....	959	6,853,759	21.30%
P……………………………………	67	173,357	0.54%
N …………………………………..	13	2,629	0.01%
Total ……………………………….	4,637	32,174,784	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.